Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Revenue	[1]	£ 667,814	£ 162,208	£ 1,176
Cost of sales		(642,915)	(165,082)	(2,246)
Gross profit/(loss)		24,899	(2,874)	(1,070)
Marketing expenses		(65,225)	(36,110)	(3,899)
Selling and distribution expenses		(54,893)	(17,693)	(2,059)
Administrative expenses		(234,371)	(42,358)	(10,650)
Loss from operations		(329,590)	(99,035)	(17,678)
Finance income		233	486	170
Finance expense		(5,716)	(1,298)	(456)
Other income and expenses		(214,140)
Loss before tax		(549,213)	(99,847)	(17,964)
Tax credit		5,704	969
Loss from continuing operations		(543,509)	(98,878)	(17,964)
Discontinued operations
Loss after tax from discontinued operations			(3,809)
Loss for the year		(543,509)	(102,687)	(17,964)
Other comprehensive income
Exchange differences on translation of foreign operations		(1,577)
Total comprehensive loss for the year		£ (545,086)	£ (102,687)	£ (17,964)
Earnings per share:
Basic loss per ordinary share (in Pounds per share)		£ (0.81)	£ (0.2)	£ (0.05)
Diluted loss per ordinary share (in Pounds per share)		(0.81)	(0.2)	(0.05)
Earnings per share from continuing operations:
Basic loss per ordinary share from continuing operations (in Pounds per share)		(0.81)	(0.19)	(0.05)
Diluted loss per ordinary share from continuing operations (in Pounds per share)		£ (0.81)	£ (0.19)	£ (0.05)

[1]	Revenue excludes £17.4 million of sales in 2021 where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue (2020, 2019: £nil).